Schedule of Estimated Useful Lives Property and Equipment (Details)	12 Months Ended
Dec. 31, 2024
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and equipment, Useful life	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and equipment, Useful life	14 years
Electronic Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and equipment, Useful life	3 years
Electronic Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and equipment, Useful life	7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Lesser of estimated useful life or remaining lease term